Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table (“SCT”) Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2)(3) ($)	Average SCT Total for Non-PEO Named Executive Officers(1) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on(4) TSR ($)	Net Income ($ Thousands)(5)
2024	5,738,850	1,735,001	3,570,903	2,932,362	104.31	(122,526)
2023	7,390,911	22,057,982	2,173,414	6,950,500	156.77	(89,620)

(1)
Raymond Stevens, Ph.D. was our PEO for each year presented. The individuals comprising the Non-PEO Named Executive Officers for each year presented are listed below.

2023	2024
Jun Yoon	Xichen Lin, Ph.D.
Mark Bach, M.D., Ph.D.	Blai Coll, M.D., Ph.D.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s Named Executive Officers. These amounts reflect the Summary Compensation Table Total with certain adjustments, as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the addition and subtraction of certain amounts for the PEO and the Non-PEO Named Executive Officers as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Year	SCT Total for PEO ($)	Deduct: Grant Date Fair Value of “Share Awards” and “Option Awards” Columns of the SCT for PEO ($)	Add: Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Add: Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Add: Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Compensation Actually Paid to PEO ($)
2024	5,738,850	4,756,357	4,515,732	(3,654,103)	(109,121)	1,735,001
2023	7,390,911	6,500,534	18,658,413	1,479,029	1,030,163	22,057,982
Year	Average SCT Total for Non-PEO NEOs ($)	Deduct: Average “Share Awards” and “Option Awards” Columns of the SCT for Non-PEO NEOs ($)	Add: Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO Named Executive Officers ($)	Add: Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO Named Executive Officers ($)	Add: Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	3,570,903	2,913,855	2,484,346	(190,944)	(18,088)	2,932,362
2023	2,173,414	1,523,563	4,373,060	1,302,579	625,010	6,950,500

(4)
Assumes $100 was invested in the Company for the period starting February 3, 2023, the date the Company’s ADSs began trading on the Nasdaq Global Market, through the end of the listed year. Historical performance is not necessarily indicative of future performance.

(5)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
Raymond Stevens, Ph.D. was our PEO for each year presented. The individuals comprising the Non-PEO Named Executive Officers for each year presented are listed below.

2023	2024
Jun Yoon	Xichen Lin, Ph.D.
Mark Bach, M.D., Ph.D.	Blai Coll, M.D., Ph.D.

PEO Total Compensation Amount	$ 5,738,850	$ 7,390,911
PEO Actually Paid Compensation Amount	$ 1,735,001	22,057,982
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the addition and subtraction of certain amounts for the PEO and the Non-PEO Named Executive Officers as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Year	SCT Total for PEO ($)	Deduct: Grant Date Fair Value of “Share Awards” and “Option Awards” Columns of the SCT for PEO ($)	Add: Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Add: Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Add: Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Compensation Actually Paid to PEO ($)
2024	5,738,850	4,756,357	4,515,732	(3,654,103)	(109,121)	1,735,001
2023	7,390,911	6,500,534	18,658,413	1,479,029	1,030,163	22,057,982

Non-PEO NEO Average Total Compensation Amount	$ 3,570,903	2,173,414
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,932,362	6,950,500
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the addition and subtraction of certain amounts for the PEO and the Non-PEO Named Executive Officers as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Year	Average SCT Total for Non-PEO NEOs ($)	Deduct: Average “Share Awards” and “Option Awards” Columns of the SCT for Non-PEO NEOs ($)	Add: Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO Named Executive Officers ($)	Add: Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO Named Executive Officers ($)	Add: Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	3,570,903	2,913,855	2,484,346	(190,944)	(18,088)	2,932,362
2023	2,173,414	1,523,563	4,373,060	1,302,579	625,010	6,950,500

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 104.31	156.77
Net Income (Loss)	$ (122,526,000)	(89,620,000)
PEO Name	Raymond Stevens, Ph.D.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,756,357)	(6,500,534)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,515,732	18,658,413
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,654,103)	1,479,029
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(109,121)	1,030,163
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,913,855)	(1,523,563)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,484,346	4,373,060
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(190,944)	1,302,579
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (18,088)	$ 625,010